NET INCOME (LOSS) PER COMMON SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
NET INCOME (LOSS) PER COMMON SHARE
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	47,547,251	31,269,884	33,705,854	31,075,178